INCOME TAX - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Allowance for accounts receivable	¥ 12	¥ 48
Government subsidy	3,127	3,643
Accrued expenses	27,601	26,867
Asset retirement obligation	13,110	8,970
Net operating loss carry forwards	267,159	192,505
Total gross deferred tax assets	311,009	232,033
Valuation allowance on deferred tax assets	(205,976)	(155,852)	¥ (152,241)	¥ (134,935)
Deferred tax assets, net of valuation allowance	105,033	76,181
Deferred tax liabilities:
Property and equipment	(171,656)	(80,544)
Intangible assets	(97,102)	(116,156)
Prepaid land use rights	(1,612)	(1,653)
Operating leases	(6,546)
Accounts receivable	(4,836)
Obligations under finance lease and other financing obligations	(3,022)	(12,732)
Total deferred tax liabilities	(284,774)	(211,085)
Net deferred tax liabilities	(179,741)	(134,904)
Analysis as:
Deferred tax assets	72,931	36,974
Deferred tax liabilities	(252,672)	(171,878)
Net deferred tax liabilities	¥ (179,741)	¥ (134,904)